Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended			15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended		27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended		39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended		51 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Invesco V.I. American Franchise Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. American Franchise Fund (Series I)
Accumulated Value					$ 10,000						$ 10,227					$ 13,023					$ 12,552					$ 17,165		$ 24,434	$ 27,347	$ 18,838	$ 26,548	$ 35,811	$ 39,986
Invesco V.I. American Franchise Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. American Franchise Fund (Series II)
Accumulated Value					10,000						10,202					12,959					12,455					16,992		24,128	26,938	18,507	26,020	35,012	38,999
Invesco V.I. American Value Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. American Value Fund (Series I)
Accumulated Value					10,000						11,549					12,700					11,094					13,870		14,026	17,947	17,478	20,204	26,348	31,881
Invesco V.I. American Value Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. American Value Fund (Series II)
Accumulated Value					10,000						11,522					12,637					11,012					13,732		13,850	17,676	17,170	19,795	25,753	31,098
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Accumulated Value					10,000						11,164					12,298					11,503					13,252		14,607	16,002	13,705	14,614	15,181	16,549
Invesco V.I. Balanced-Risk Allocation Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Balanced-Risk Allocation Fund (Series II)
Accumulated Value					10,000						11,151					12,248					11,426					13,126		14,438	15,775	13,485	14,348	14,859	16,149
Invesco V.I. Comstock Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Comstock Fund (Series I)
Accumulated Value					10,000						11,730					13,824					12,143					15,215		15,085	20,117	20,344	22,857	26,327	30,918
Invesco V.I. Comstock Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Comstock Fund (Series II)
Accumulated Value					10,000						11,699					13,755					12,054					15,060		14,896	19,818	19,985	22,403	25,734	30,145
Invesco V.I. Core Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Core Equity Fund (Series I)
Accumulated Value					10,000						11,026					12,479					11,306					14,581		16,601	21,205	16,848	20,785	26,106	30,329
Invesco V.I. Core Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Core Equity Fund (Series II)
Accumulated Value					10,000						11,002					12,418					11,225					14,443		16,402	20,893	16,557	20,379	25,533	29,591
Invesco V.I. Core Plus Bond Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Core Plus Bond Fund (Series I)
Accumulated Value					10,000						10,666					11,342					11,074					12,299		13,495	13,406	11,458	12,161	12,533	13,421
Invesco V.I. Core Plus Bond Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Core Plus Bond Fund (Series II)
Accumulated Value					10,000						10,635					11,280					10,982					12,190		13,327	13,193	11,256	11,914	12,239	13,091
Invesco V.I. Discovery Large Cap Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Discovery Large Cap Fund (Series I)
Accumulated Value					10,000						9,780					12,404					11,694					15,927		21,754	26,664	18,456	24,984	33,519	37,806
Invesco V.I. Discovery Large Cap Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Discovery Large Cap Fund (Series II)
Accumulated Value					10,000						9,757					12,343					11,608					15,768		21,482	26,269	18,135	24,487	32,770	36,879
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Accumulated Value					10,000						10,233					13,181					12,379					17,253		24,272	28,909	19,953	22,577	28,048	29,386
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Accumulated Value					10,000						10,208					13,112					12,285					17,078		23,950	28,451	19,594	22,112	27,401	28,643
Invesco V.I. Diversified Dividend Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Diversified Dividend Fund (Series I)
Accumulated Value					10,000						11,481					12,466					11,522					14,413		14,433	17,160	16,872	18,398	20,830	24,108
Invesco V.I. Diversified Dividend Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Diversified Dividend Fund (Series II)
Accumulated Value					10,000						11,454					12,410					11,440					14,274		14,255	16,906	16,580	18,034	20,371	23,516
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)
Accumulated Value					10,000						11,424					13,547					12,480					16,074		18,122	23,409	20,645	23,477	26,459	29,396
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Accumulated Value					10,000						11,394					13,482					12,389					15,915		17,891	23,058	20,278	23,001	25,868	28,669
Invesco V.I. Equity and Income Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Equity and Income Fund (Series I)
Accumulated Value					10,000						11,512					12,782					11,567					13,923		15,309	18,164	16,800	18,573	20,825	23,491
Invesco V.I. Equity and Income Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Equity and Income Fund (Series II)
Accumulated Value					10,000						11,484					12,721					11,484					13,782		15,111	17,884	16,505	18,195	20,361	22,910
Invesco V.I. EQV International Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. EQV International Equity Fund (Series I)
Accumulated Value					10,000						9,955					12,245					10,411					13,385		15,259	16,157	13,200	15,595	15,692	18,281
Invesco V.I. EQV International Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. EQV International Equity Fund (Series II)
Accumulated Value					10,000						9,930					12,187					10,334					13,252		15,073	15,918	12,973	15,291	15,343	17,832
Invesco V.I. Global Core Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Core Equity Fund (Series I)
Accumulated Value					10,000						10,681					13,127					11,117					13,918		15,759	18,276	14,278	17,380	20,309	23,469
Invesco V.I. Global Core Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Core Equity Fund (Series II)
Accumulated Value					10,000						10,650					13,057					11,027					13,765		15,559	18,003	14,014	17,021	19,867	22,889
Invesco V.I. Global Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Fund (Series I)
Accumulated Value											10,008					13,677					11,875					15,649		19,974	23,067	15,740	21,207	24,614	28,386
Invesco V.I. Global Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Fund (Series II)
Accumulated Value					10,000						9,984					13,610					11,788					15,495		19,731	22,724	15,466	20,794	24,076	27,691
Invesco V.I. Global Real Estate Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Real Estate Fund (Series I)
Accumulated Value					10,000						10,204					11,536					10,826					13,316		11,676	14,678	11,018	12,015	11,798	12,724
Invesco V.I. Global Real Estate Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Real Estate Fund (Series II)
Accumulated Value					10,000						10,182					11,478					10,751					13,186		11,529	14,463	10,827	11,782	11,534	12,411
Invesco V.I. Global Strategic Income Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Strategic Income Fund (Series I)
Accumulated Value					10,000						10,653					11,321					10,824					11,993		12,401	11,978	10,605	11,547	11,912	13,458
Invesco V.I. Global Strategic Income Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Global Strategic Income Fund (Series II)
Accumulated Value					10,000						10,626					11,268					10,756					11,897		12,253	11,817	10,433	11,330	11,646	13,131
Invesco V.I. Government Securities Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Government Securities Fund (Series I)
Accumulated Value					10,000						10,123					10,321					10,379					11,009		11,699	11,434	10,257	10,731	10,916	11,720
Invesco V.I. Government Securities Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Government Securities Fund (Series II)
Accumulated Value					10,000						10,100					10,274					10,304					10,897		11,547	11,266	10,075	10,524	10,679	11,422
Invesco V.I. Growth and Income Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Growth and Income Fund (Series I)
Accumulated Value					10,000						11,969					13,683					11,852					14,838		15,148	19,467	18,347	20,670	23,976	27,722
Invesco V.I. Growth and Income Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Growth and Income Fund (Series II)
Accumulated Value					10,000						11,943					13,620					11,768					14,693		14,964	19,182	18,031	20,268	23,455	27,043
Invesco V.I. Health Care Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Health Care Fund (Series I)
Accumulated Value					10,000						8,854					10,255					10,348					13,712		15,695	17,625	15,278	15,739	16,395	18,908
Invesco V.I. Health Care Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Health Care Fund (Series II)
Accumulated Value					10,000						8,831					10,205					10,268					13,572		15,499	17,366	15,015	15,430	16,027	18,446
Invesco V.I. High Yield Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. High Yield Fund (Series I)
Accumulated Value					10,000						11,121					11,822					11,425					12,969		13,399	13,986	12,650	13,937	15,014	16,024
Invesco V.I. High Yield Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. High Yield Fund (Series II)
Accumulated Value					10,000						11,083					11,761					11,338					12,830		13,202	13,730	12,419	13,633	14,669	15,601
Invesco V.I. International Growth Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. International Growth Fund (Series I)
Accumulated Value					10,000						9,788					12,362					9,961					12,811		15,565	17,156	12,501	15,134	14,882	17,310
Invesco V.I. International Growth Fund-Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. International Growth Fund (Series II)
Accumulated Value					10,000						9,728					12,301					9,896					12,662		15,326	16,878	12,293	14,830	14,561	16,822
Invesco V.I. Main Street Fund® - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Main Street Fund® (Series I)
Accumulated Value					10,000						11,162					13,049					12,020					15,877		18,090	23,078	18,432	22,711	28,081	32,553
Invesco V.I. Main Street Fund® - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Main Street Fund® (Series II)
Accumulated Value					10,000						11,130					12,982					11,930					15,717		17,869	22,735	18,117	22,253	27,459	31,753
Invesco V.I. Main Street Mid Cap Fund® - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Main Street Mid Cap Fund® (Series I)
Accumulated Value					10,000						11,343					13,035					11,556					14,477		15,816	19,492	16,712	19,130	22,395	24,454
Invesco V.I. Main Street Mid Cap Fund® - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Main Street Mid Cap Fund® (Series II)
Accumulated Value					10,000						11,316					12,974					11,469					14,341		15,623	19,196	16,421	18,744	21,891	23,854
Invesco V.I. Main Street Small Cap Fund® - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Main Street Small Cap Fund® (Series I)
Accumulated Value					10,000						11,805					13,476					12,085					15,284		18,330	22,464	18,907	22,335	25,168	27,357
Invesco V.I. Main Street Small Cap Fund® - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Main Street Small Cap Fund® (Series II)
Accumulated Value					10,000						11,767					13,404					11,991					15,125		18,094	22,123	18,574	21,883	24,598	26,675
Invesco® V.I. S&P 500 Buffer Fund - December - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund - December (Series I)
Accumulated Value			$ 10,000							$ 8,930					$ 10,649					$ 12,144					$ 13,666
Invesco® V.I. S&P 500 Buffer Fund - December - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund - December (Series II)
Accumulated Value			10,000							8,910					10,599					12,054					13,544
Invesco® V.I. S&P 500 Buffer Fund – June - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund – June (Series I)
Accumulated Value	$ 10,000						$ 10,254						$ 12,224					$ 13,939					$ 15,844
Invesco® V.I. S&P 500 Buffer Fund – June - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund – June (Series II)
Accumulated Value	10,000						10,235						12,174					13,849					15,699
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund - March (Series I)
Accumulated Value		$ 10,000						$ 9,201						$ 11,090					$ 12,563					$ 13,521
Invesco® V.I. S&P 500 Buffer Fund - March - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund - March (Series II)
Accumulated Value		10,000						9,180						11,039					12,480					13,385
Invesco® V.I. S&P 500 Buffer Fund - September - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund - September (Series I)
Accumulated Value				$ 10,000		$ 10,583						$ 9,574					$ 11,507					$ 12,708					$ 14,334
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco® V.I. S&P 500 Buffer Fund - September (Series II)
Accumulated Value				10,000		10,573						9,543					11,456					12,604					14,197
Invesco V.I. Small Cap Equity Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Small Cap Equity Fund (Series I)
Accumulated Value					10,000						11,206					12,781					10,854					13,741		17,485	21,053	16,735	19,509	23,039	24,892
Invesco V.I. Small Cap Equity Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Small Cap Equity Fund (Series II)
Accumulated Value					10,000						11,184					12,719					10,776					13,613		17,270	20,740	16,440	19,113	22,525	24,290
Invesco V.I. Technology Fund - Series I
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Technology Fund (Series I)
Accumulated Value					10,000						9,924					13,411					13,350					18,140		26,504	30,324	18,210	26,758	35,928	43,282
Invesco V.I. Technology Fund - Series II
Account Value [Line Items]
Line Graph and Table Measure Name									Invesco V.I. Technology Fund (Series II)
Accumulated Value					10,000						9,899					13,338					13,244					17,953		26,174	29,859	17,882	26,235	35,117	42,195
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Index (Net)
Accumulated Value					10,000						10,786					13,372					12,113					15,335		17,828	21,133	17,252	21,082	24,769	30,302
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,265					10,628					10,630					11,556		12,424	12,232	10,641	11,229	11,369	12,199
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	11,103	10,231	8,584		8,189	11,196	9,092	12,920	10,840	10,342	13,640	11,482	16,153	13,552	12,929	13,042	14,355	19,041	15,975	15,241	17,149	16,921	20,304	26,132	21,399	27,025	33,786	39,827
MSCI ACWI ex USA® Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA® Index (Net)
Accumulated Value					10,000						10,450					13,291					11,404					13,857		15,334	16,533	13,887	16,056	16,945	22,432
MSCI World Index SM (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World IndexSM (Net)
Accumulated Value					10,000						10,751					13,159					12,013					15,337		17,776	21,654	17,726	21,942	26,039	31,532
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Index (Net)
Accumulated Value					10,000						10,751					13,159					12,013					15,337		17,776	21,654	17,726	21,942	26,039	31,532
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Accumulated Value					10,000						10,209					10,964					10,832					11,573		12,637	12,042	10,086	10,662	10,482	11,338
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000® Growth Index
Accumulated Value					10,000						10,708					13,943					13,732					18,729		25,938	33,096	23,453	33,462	44,623	52,906
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap® Value Index
Accumulated Value					10,000						12,000					13,601					11,930					15,158		15,910	20,419	17,962	20,246	22,892	25,421
Custom Invesco V.I. Balanced-Risk Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Custom Invesco V.I. Balanced-Risk Allocation Index
Accumulated Value					10,000						10,579					12,118					11,499					13,792		15,684	17,577	14,814	17,236	19,225	22,244
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000® Index
Accumulated Value					10,000						11,205					13,636					12,983					17,063		20,640	26,101	21,108	26,708	33,255	39,030
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap® Growth Index
Accumulated Value					10,000						10,733					13,445					12,806					17,348		23,522	26,516	19,431	24,457	29,863	32,448
S&P 500® Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Equal Weight Index
Accumulated Value					10,000						11,480					13,650					12,608					16,294		18,385	23,832	21,104	24,032	27,158	30,261
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000® Value Index
Accumulated Value					10,000						11,734					13,337					12,235					15,482		15,915	19,919	18,418	20,529	23,478	27,213
Bloomberg U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Government/Credit Index
Accumulated Value					10,000						10,305					10,717					10,672					11,708		12,753	12,530	10,829	11,448	11,583	12,380
MSCI ACWI Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Growth Index (Net)
Accumulated Value					10,000						10,327					13,425					12,333					16,369		21,869	25,609	18,283	24,356	30,257	37,048
Custom Invesco Global Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Custom Invesco Global Real Estate Index
Accumulated Value					10,000						10,375					11,827					11,074					13,565		12,216	15,176	11,368	12,468	12,585	13,790
MSCI World Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Health Care Index (Net)
Accumulated Value					10,000						9,319					11,164					11,444					14,105		16,011	19,182	18,144	18,825	19,038	21,861
S&P Composite 1500® Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Composite 1500® Health Care Index
Accumulated Value					10,000						9,795					11,995					12,800					15,471		17,721	22,124	21,392	21,802	22,415	25,487
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value					10,000						11,713					12,592					12,329					14,095		15,088	15,882	14,106	16,002	17,313	18,806
MSCI All Country World ex-U.S. Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Growth Index (Net)
Accumulated Value					10,000						10,012					13,218					11,311					14,403		17,601	18,498	14,233	16,230	17,053	21,428
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap® Index
Accumulated Value					10,000						11,380					13,487					12,265					16,012		18,750	22,984	19,004	22,278	25,697	28,420
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000® Index
Accumulated Value					10,000						12,131					13,908					12,376					15,535		18,636	21,397	17,024	19,906	22,203	25,047
S&P 500 Index (Price Only) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index (Price Only)
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000		$ 11,065	$ 10,143	$ 8,475		$ 8,056		$ 8,913	$ 12,601	$ 10,528	$ 10,008		$ 11,073	$ 15,538	$ 12,983	$ 12,340		$ 13,654	$ 18,084	$ 15,110	$ 14,363		$ 15,892
S&P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P North American Technology Sector Index
Accumulated Value					$ 10,000						$ 11,356					$ 15,646					$ 16,096					$ 22,967		$ 33,337	$ 42,139	$ 27,239	$ 43,889	$ 59,722	$ 76,337